Consolidated statement of cash flows - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Consolidated statement of cash flows
Inflow from operating activities		€ 14,291	€ 15,373	€ 16,557
Cash flows from investing activities
Purchase of interests in subsidiaries, net of cash acquired		(193)	(9)	0
Purchase of interests in associates and joint ventures		(729)	(321)	(75)
Purchase of intangible assets		(2,447)	(2,375)	(2,641)
Purchase of property, plant and equipment		(4,871)	(4,324)	(4,219)
Purchase of investments		(1,060)	(3,499)	(1,233)
Disposal of interests in subsidiaries, net of cash disposed		(131)	11,221	(67)
Disposal of interests in associates and joint ventures		20	3,021	500
Disposal of property, plant and equipment and intangible assets		209	9	15
Disposal of investments		3,601	737	1,931
Dividends received from investments		818	530	442
Interest received		545	556	542
Cash outflows from discontinued operations		0	(787)	(1,317)
(Outflow)/inflow from investing activities		(4,238)	4,759	(6,122)
Cash flows from financing activities
Proceeds from issue of long-term borrowings		6,081	4,680	1,533
Repayment of borrowings		(11,924)	(12,963)	(8,970)
Net movement in short-term borrowings		(502)	78	(1,636)
Net movement in derivative and other financial instruments		73	404	144
Interest paid		(2,257)	(2,705)	(2,227)
Payments for settlement of written put options		0	0	(493)
Purchase of treasury shares		(2,041)	(1,868)	0
Issue of ordinary share capital and reissue of treasury shares		2	3	3
Equity dividends paid		(1,093)	(1,787)	(2,430)
Dividends paid to non-controlling shareholders in subsidiaries		(245)	(249)	(260)
Other transactions with non-controlling shareholders in subsidiaries		100	8	(16)
Cash outflows from discontinued operations		0	(879)	(1,503)
Outflow from financing activities		(11,806)	(15,278)	(15,855)
Net cash (outflow)/inflow		(1,753)	4,854	(5,420)
Cash and cash equivalents at the beginning of the financial year	[1]	10,893	6,114	11,628
Exchange loss on cash and cash equivalents		(227)	(75)	(94)
Cash and cash equivalents at the end of the financial year	[1]	€ 8,913	€ 10,893	€ 6,114

[1]	Comprises cash and cash equivalents as presented in the consolidated statement of financial position of €8,982 million (€11,001 million as at 31 March 2025), together with overdrafts of €69 million (€108 million as at 31 March 2025).